Note 2 - Business Combinations	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Business Combination Disclosure [Text Block]
2.  Business Combinations

On July 17, 2015, the Company completed its acquisition of Syntricity, Inc. (“Syntricity”), a provider of a hosted solution for characterization and yield management, by acquiring all issued and outstanding common shares of Syntricity, pursuant to an Agreement and Plan of Merger dated July 9, 2015 between the Company and Syntricity. The Company believes that the acquisition will expand the overall capabilities of its manufacturing software solutions offerings. The aggregate consideration paid for the acquisition consisted of approximately $5.2 million in cash, net of cash acquired of $0.1 million. Of the cash consideration paid, $0.8 million is being held in escrow to secure indemnification obligations. The Company also agreed to pay earn-out consideration of up to $2.5 million in cash through July 17, 2017, contingent upon the achievement of certain financial and non-financial targets. Out of a total of $2.5 million, $0.8 million will be paid to the former shareholders of Syntricity if and when the targets are met. The Company has determined that such contingent consideration requires Level 3 classification, because the liabilities have no public active market or observable inputs. As of the acquisition date and December 31, 2015, the Company has not accrued any additional consideration payable to the former shareholders of Syntricity based on the probability of achievement of the earn-out targets.

The remaining $1.7 million will be paid to employees and considered a post-combination expense if and when the financial and non- financial targets and service conditions are met. As of December 31, 2015, the employees earned and the Company recognized $0.5 million as a post-combination expense in its consolidated statements of operations and comprehensive income. As of December 31, 2015, $0.5 million was not earned and expired.

The fair value assigned to identifiable intangible assets acquired was based on estimates and assumptions made by management at the time of acquisition. As additional information becomes available, such as finalization of tax related matters, the Company may revise its preliminary purchase price allocation. The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill recorded from this acquisition represents business benefits the Company anticipates realizing from optimizing resources and new and expanded opportunities. The goodwill balance is not deductible for U.S. income tax purposes. The Company incurred $0.8 million in acquisition-related costs which were recorded in general and administrative expenses for the twelve months ended December 31, 2015.

The results of operations and the provisional fair values of the acquired assets and liabilities assumed have been included in the accompanying consolidated financial statements since the Syntricity acquisition date. Revenues and expenses from Syntricity were not material for the period ended December 31, 2015. Pro forma results of operations have not been presented because the effect of the acquisition was not material to our financial results.

The following table summarizes the allocation of the purchase price to the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date:

	(in thousands)	Amortization period (years )
Consideration
Cash	$5,264
Fair value of total consideration transferred	$5,264
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$112
Accounts receivable and other assets	208
Deferred tax assets, net	261
Identifiable intangible assets:
Customer relationship	2,500	9
Developed technology	2,300	6
Tradename	100	2
Backlog	100	1
Property and equipment	378
Accounts payable and other liabilities	(818)
Debt obligations assumed	(347)
Total identifiable net assets	4,794
Goodwill	470
	$5,264